Finance income and expense	12 Months Ended
Dec. 31, 2017
Finance income and expense
Finance income and expense

3 Finance income and expense

	2017	2016	2015
	$m	$m	$m
Finance income
Returns on fixed deposits and equity securities	8	8	8
Returns on short-term deposits	62	35	28
Fair value gains on debt and interest rate swaps	4	–	10
Net exchange gains	–	8	–
Discount unwind on other long-term assets	10	16	–
Interest on tax receivables	29	–	–
Total	113	67	46
Finance expense
Interest on debt and commercial paper	(612)	(565)	(361)
Interest on overdrafts, finance leases and other financing costs	(52)	(52)	(31)
Net interest on post-employment defined benefit plan net liabilities (Note 20)	(49)	(63)	(77)
Net exchange losses	(148)	–	(36)
Discount unwind on contingent consideration arising from business combinations (Note 18)	(402)	(497)	(524)
Discount unwind on other long-term liabilities	(245)	(190)	(46)
Fair value losses on debt and interest rate swaps	–	(17)	–
Total	(1,508)	(1,384)	(1,075)
Net finance expense	(1,395)	(1,317)	(1,029)

Financial instruments

Included within finance income and expense are the following net gains and losses on financial instruments:

	2017	2016	2015
	$m	$m	$m
Interest and fair value adjustments in respect of debt designated at fair value through profit or loss, net of derivatives	8	(14)	6
Interest and changes in carrying values of debt designated as hedged items, net of derivatives	(35)	(21)	(10)
Interest and fair value changes on fixed and short-term deposits, equity securities and other derivatives	52	74	46
Interest on debt, overdrafts, finance leases and commercial paper held at amortised cost	(559)	(553)	(384)

Fair value losses of $9m (2016: $29m fair value losses; 2015: $30m fair value losses) on interest rate fair value hedging instruments and $9m fair value gains (2016: $30m fair value gains; 2015: $30m fair value gains) on the related hedged items have been included within interest and changes in carrying values of debt designated as hedged items, net of derivatives. All fair value hedge relationships were effective during the year.

Fair value losses of $10m (2016: $12m fair value losses; 2015: $5m fair value losses) on derivatives related to debt instruments designated at fair value through profit or loss and $3m fair value gains (2016: $9m fair value gains; 2015: $15m fair value gains) on debt instruments designated at fair value through profit or loss have been included within interest and fair value adjustments in respect of debt designated at fair value through profit or loss, net of derivatives. Ineffectiveness on the net investment hedge taken to profit was $nil (2016: $nil; 2015: $nil).